Loan interest income (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Summary of interest and other income

	Year ended
Contractual interest	31 December 2016	31 December 2015	31 December 2014
Contractual interest earned on mortgages	103,820	104,194	106,321
Contractual interest earned on other loans	81,509	79,506	82,395
Subtotal contractual interest earned	185,329	183,700	188,716

Amortisation
Amortisation of fair value hedge	(1,120)	(1,471)	(1,548)
Amortisation of loan origination fees (net of amortised costs)	3,791	4,257	4,818
Total loan interest income	188,000	186,486	191,986

Balance of unamortised fair value hedge included in loans as at year end	3,215	4,335	5,806
Balance of unamortised loan fees included in loans as at year end	6,313	7,319	7,072